Related Parties Transactions and Balances (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Parties Transactions and Balances [Abstract]
Payroll and other short-term benefits	$ 1,385	$ 1,573	$ 1,073
Bonuses and Commissions	173	146	178
Advisory fees			73
Management fees	336	185	222
Share-based payments	226	219	665
Total benefits	$ 2,120	$ 2,123	$ 2,211